NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
NOTES PAYABLE
NOTES PAYABLE

NOTE 11 – NOTES PAYABLE

A summary of the Company’s third-party debt as of and for the nine months ended March 31, 2025, and the year ended December 31, 2024 is presented below:

March 31, 2025	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2024	$1,397,385	2,557,023	154,505	4,108,913
Proceeds	-	755,720	-	755,720
Payments	-	(183,455)	(5,060)	(188,515)
Foreign currency translation	60,075	110,051	6,019	176,145
Ending balance, March 31, 2025	1,457,460	3,239,339	155,464	4,852,263
Notes payable - long-term	-	(1,968,180)	(120,360)	(2,088,540)
Notes payable - short-term	$1,457,460	1,271,159	35,104	2,763,723

December 31, 2024	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2023	$1,908,195	2,511,148	186,884	4,606,227
Proceeds	-	828,080	-	828,080
Payments	(388,163)	(634,653)	(22,806)	(1,045,622)
Foreign currency translation	(122,647)	(147,552)	(9,573)	(279,772)
Ending balance, December 31, 2024	1,397,385	2,557,023	154,505	4,108,913
Notes payable – long-term	-	(1,437,798)	(122,635)	(1,560,433)
Notes payable - short-term	$1,397,385	1,119,225	31,870	2,548,480

Our outstanding debt as of March 31, 2025 is repayable as follows:
March 31, 2025
2026	$2,763,723
2027	819,335
2028	666,070
2029	378,706
2030 and thereafter	224,429
Total debt	4,852,263
Less: notes payable - current portion	(2,763,723)
Notes payable - long term portion	$2,088,540

Trade Facility Agreements

On May 12, 2017, SkyPharm entered into a Trade Finance Facility Agreement (the “TFF”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”) as amended on November 16, 2017, and May 16, 2018.

No principal repayments were made during the three-month period ended March 31, 2025. As of March 31, 2025, the Company had an outstanding principal balance of €1,350,000 ($1,457,460), which is fully classified as “Notes Payable” in the Company’s consolidated balance sheets.

June 23, 2020 Debt Agreement

On June 23, 2020, the Company’s subsidiary, Cosmofarm, entered into an agreement with the National Bank of Greece S.A. (the “Bank”) to borrow a maximum of €500,000 ($611,500).  The outstanding balance was €58,824 ($63,506) and €88,235 ($91,232) as of March 31, 2025 and December 31, 2024, respectively, of which $63,506 and $91,232 was classified as “Notes payable – long-term portion” respectively, on the accompanying consolidated balance sheets. During the three-month period ended March 31, 2025, the Company repaid €29,412 ($31,753) of the principal balance.

November 19, 2020 Debt Agreement

On November 19, 2020, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($611,500). During the three-month period ended March 31, 2025 the Company repaid €27,778 ($29,999) of the principal and as of March 31, 2025 the Company has accrued interest of €4,372 ($4,720) related to this note and a principal balance of €83,333 ($89,967), all of which is classified as “Notes payable” on the accompanying consolidated balance sheets.

July 30, 2021 Debt Agreement

On July 30, 2021, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($578,850). During the three-month period ended March 31, 2025, the Company repaid €28,434 ($30,697) of the principal. As of March 31, 2025 the Company had accrued interest of €16,677 ($18,004), principal of €177,909 ($192,071), of which $66,896 is classified as “Notes payable – long term portion” on the accompanying consolidated balance sheets.

June 9, 2022 Debt Agreement

On June 9, 2022 the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. During the three-month period ended March 31, 2025 the Company repaid €20,000 ($21,592) of the principal. As of March 31, 2025 and December 31, 2024 the Company has accrued interest of €4,337 ($4,682) and €8,352 ($8,645), respectively, and an outstanding balance of €160,000 ($172,736) and €180,000 ($186,318), respectively, of which $86,368 and $103,510, are classified as “Notes payable – long term portion” on the accompanying consolidated balance sheets.

July 14, 2023 Debt Agreement

On July 14, 2023, the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. During the three-month period ended March 31, 2025 the Company repaid €54,317 ($58,640) of the principal. As of March 31, 2025 and December 31, 2024 the Company has accrued interest of €3,403 ($3,674) and €16,735 ($17,322), respectively, and an outstanding balance of €760,433 ($820,964) and €814,750 ($843,348), of which $586,571 and $618,616, respectively, are classified as “Notes payable – long term portion” on the accompanying consolidated balance sheets.

Cloudscreen Promissory Note

On January 23, 2024, the Company completed the acquisition of Cloudscreen, a cutting-edge Artificial Intelligence (AI) powered platform. The total purchase price amounted to $637,080 and consisted of 280,000 shares of common stock with a fair value of $319,200 and an amount of $317,880 to be settled in cash during 2024 based on the Promissory Note signed on October 10, 2023. During the three-month period ended March 31, 2025 the Company repaid $10,782 of the principal. As of March 31, 2025, and December 31, 2024, the Company had an outstanding balance of $280,696 and $279,348 all of which is classified as “Notes payable” on the accompanying consolidated balance sheets.

July 29, 2024 Debt Agreement

On July 29, 2024 the Company entered into an agreement with a third-party lender in the principal amount of €400,000 ($432,760), the “Note”. During the 3-month period ended March 31, 2025, the Company repaid no principal. As of March 31, 2025, and December 31, 2024 the Company has accrued interest of €1,358 ($1,466) and €1,527 ($1,581), respectively, and an outstanding balance of €400,000 ($431,840) and €400,000 ($414,040), of which $335,876 and $345,033 is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets.

December 20, 2024 Debt Agreement

On December 20, 2024 the Company entered into an agreement with a third-party lender in the principal amount of €400,000 ($414,040), the “Note”. During the 3-month period ended March 31, 2025, the Company repaid no principal. As of March 31, 2025, and December 31, 2024 the Company has accrued interest of €6,509 ($7,027) and €794 ($821), respectively, and an outstanding balance of €400,000 ($431,840) and €400,000 ($414,040), of which $287,893 and $276,027 is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets.

January 27, 2025 Debt Agreement

On January 27, 2025, the Company entered into a bond loan agreement with Attica Bank, providing for maximum borrowings of up to €2,200,000 ($2,357,120). Under the terms of the facility, the Company received initial proceeds of €700,000 ($749,600), which were classified as Notes Payable in the Company’s consolidated financial statements. The remaining borrowing capacity of €1,500,000 ($1,619,400) is available to the Company on a revolving basis, subject to the provision of qualifying checks receivable as collateral. These subsequent drawdowns are classified as Lines of Credit due to their secured and contingent nature. The facility bears interest at a floating rate of 2.95% plus the applicable 6-month Euribor (2.331% as of March 31, 2025). The Note Payable portion of the facility is to be repaid in 10 equal semiannual installments of €70,000 commencing on July 27, 2026. During the 3-month period ended March 31, 2025, the Company repaid no principal. As of March 31, 2025, and December 31, 2024 the Company has accrued interest of €3,488 ($3,766) and €0 ($0), respectively, and an outstanding balance of €700,000 ($755,720) and €0 ($0), of which $604,576 and $0 is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets.

COVID-19 Loans

On May 12, 2020, the Company’s wholly owned subsidiary, SkyPharm SA, was granted a loan from the Greek government in the amount of €300,000 (approximately $366,900). During the three-month period ended March 31, 2025, an additional principal repayment of €4,688 (approximately $5,061) was made. As of March 31, 2025, and December 31, 2024 the Company has an outstanding balance of €98,438 ($106,273) and €103,125 ($106,745), of which $86,031 and $87,337 is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets.

On June 24, 2020, the Company’s subsidiary, Decahedron, received a loan £50,000 ($68,310) from the UK government. As of March 31, 2025, and December 31, 2024 the Company has an outstanding balance of £ 38,144 ($49,191) and £ 38,144 ($47,761), of which $34,329 and $35,299 is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets.

None of the above loans were made by any related parties.

NOTE 12 – NOTES PAYABLE

A summary of the Company’s third-party debt during the years ended December 31, 2024 and 2023 is presented below:

December 31, 2024	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2023	$1,908,195	2,511,148	186,884	4,606,227
Proceeds	-	828,080	-	828,080
Payments	(388,163)	(634,653)	(22,806)	(1,045,622)
Oher additions	-	-	-	-
Debt forgiveness	-	-	-	-
Foreign currency translation	(122,647)	(147,552)	(9,573)	(279,772)
Ending balance, December 31, 2024	1,397,385	2,557,023	154,505	4,108,913
Notes payable – long-term	-	(1,437,798)	(122,635)	(1,560,433)
Notes payable - short-term	$1,397,385	1,119,225	31,870	2,548,480

December 31, 2023	Trade Facility	Third Party	COVID Loans	Total
Beginning balance, December 31, 2022	$3,305,532	$1,505,078	$207,377	$5,017,987
Proceeds	-	1,082,231	-	1,082,231
Payments	(1,155,310)	(415,557)	(27,027)	(1,597,894)
Oher additions	-	317,880	-	317,880
Debt forgiveness	(306,637)	-	-	(306,637)
Foreign currency translation	64,610	21,516	6,534	92,660
Ending balance, December 31, 2023	1,908,195	2,511,148	186,884	4,606,227
Notes payable – long-term	(1,327,440)	(1,549,768)	(158,133)	(3,035,341)
Notes payable - short-term	$580,755	$961,380	$28,751	$1,570,886

Our outstanding debt as of December 31, 2024 is repayable as follows:

December 31, 2024
2024	$2,548,480
2025	669,334
2026	512,616
2027	280,364
2028 and thereafter	98,119
Total debt	4,108,913
Less: notes payable - current portion	(2,548,480)
Notes payable - long term portion	$1,560,433

Trade Facility Agreements

On May 12, 2017, SkyPharm entered into a Trade Finance Facility Agreement (the “SkyPharm Facility”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”) as amended on November 16, 2017 and May 16, 2018.

On October 17, 2018, the Company entered into a further amended agreement with Synthesis whereby the current balance on the TFF as of October 1, 2018, which was €4,866,910 ($5,629,555) and related accrued interest of €453,094 ($524,094) would be split into two principal balances of Euro €2,000,000 ($2,316,000), (the “EURO Loan”) and USD $4,000,000 (the “USD Loan”). Interest on both the EURO Loan and USD Loan commenced on October 1, 2018, at 6% per annum plus one-month Euribor (3.869% as of December 31, 2023), and 6% plus one-month LIBOR (5.47% as of date of December 31, 2023), respectively.

On December 30, 2020, the Company transferred the EURO Loan to a new third-party lender. The terms remained the same except interest accrues at 5.5% per annum plus one-month Euribor 3.869% as of December 31, 2023. The principal was scheduled to be repaid in a total of five quarterly installments beginning October 31, 2021 of €50,000 ($54,600) each with a final repayment of €1,800,000 ($1,965,600) payable on October 31, 2022.

On March 3, 2022, the Company entered into a modification agreement to extend the maturity date to January 10, 2023 and payments under the USD Loan. During June 2022, the Company agreed with the Lender to postpone the repayment of an installment of $500,000 due on June 30, 2022 (based on the modification agreement signed on March 3, 2022) until January 2023. During September 2022, the Company entered into an agreement with the Lender to postpone the repayment of the outstanding balance on the USD Loan of $3,950,000, plus unpaid accrued interest until January 2023. The Company capitalized fees paid upon modification of €200,000 ($221,060) that are being amortized over the life of the loan. The Company incurred non-cash interest expense of $216,182 during the year ended December 31, 2022 concerning the above capitalized fees.

During the year ended December 31, 2022, the Company repaid €175,000 ($191,100) of the EURO Loan and $2,593,363 of the USD Loan such that as of December 31, 2022, the Company had principal balances of €1,775,000 ($1,898,895) and $1,406,637 under the agreements, respectively.

On December 21, 2022, the USD Loan was assigned to GIB Fund Solutions ICAV (the “Fund”). On January 31, 2023, the Company paid $1,100,000 to the Fund under a full and final settlement agreement for the USD Loan, recording a gain on extinguishment of debt of $306,637 relating to the waiver of the unpaid balance. Additionally, the Company repaid €50,000 ($50,310) of the EURO Loan during the year ended December 31, 2023. As of December 31, 2023, the Company had an outstanding principal balance of €1,725,000 ($1,908,195), of which $1,327,440 is classified as “Notes payable – long term portion” on the consolidated balance sheets. As of December 31, 2023, the Company had accrued $161,274 in interest expense related to these agreements.

On December 22, 2022 SkyPharm signed an agreement for the extension of the payments and an increase in interest rate due under the EURO loan that was extended to be repaid with a balloon payment now due on October 31, 2025. This extension was agreed upon in writing on December 22, 2022, with a retroactive modification date to October 31, 2022 (the original maturity date).

As of December 31, 2023 the Company had an outstanding principal balance of €1,725,000 ($1,908,195), of which $1,327,440 is classified as ''Notes payable - long term portion" on the consolidated balance sheets. As of December 31, 2023, the Company had accrued $161,274 in interest expense related to these agreements.

The Company repaid €375,000 ($388,163) of the EURO Loan during the 12 months ended December 31, 2024. As of December 31, 2024, the Company had an outstanding principal balance of €1,350,000 ($1,397,385), all of which $1,086,638 is classified as ''Notes payable" on the consolidated balance sheets. For the 12 months ended December 31, 2024, the Company had accrued $155,822, in interest expense related to these agreements.

Third Party Debt

June 23, 2020 Debt Agreement

On June 23, 2020, the Company’s subsidiary, Cosmofarm, entered into an agreement with the National Bank of Greece S.A. (the “Bank”) to borrow a maximum of €500,000 ($611,500). The note has a maturity date of 60 months from the date of the first disbursement, which includes a grace period of nine months. The total amount of the initial proceeds was received in three equal monthly installments. The note is interest bearing from the date of receipt and is payable every three months at an interest rate of 3.06% plus 3-month Euribor (2.92% as of December 31, 2024). The outstanding balance was €88,235 ($91,232) and €205,882 ($227,747) as of December 31, 2024 and 2023, respectively, of which $91,232 and $97,606 was classified as “Notes payable – long-term portion” respectively, on the accompanying consolidated balance sheets. During the year ended December 31, 2024, the Company repaid €117,647 ($121,776) of the principal balance.

November 19, 2020 Debt Agreement

On November 19, 2020, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($611,500). The note matures on November 18, 2025 and bears an annual interest rate, based on a 360-day year, of 3% plus 0.6% plus 6-month Euribor when Euribor is positive (2.68% as of December 31, 2024). The principal is to be repaid in 18 quarterly installments of €27,778 ($30,333). During the year ended December 31, 2023, the Company repaid €111,111 ($122,911) of the principal and as of December 31, 2023, the Company had accrued interest of €11,191 ($12,379) related to this note and a principal balance of €222,222 ($245,822), of which $122,911 is classified as “Notes payable – long term portion” on the accompanying consolidated balance sheets. During the year ended December 31, 2024, the Company repaid €111,111 ($115,011) of the principal and as of December 31, 2024, the Company has accrued interest of €7,570 ($7,836) related to this note and a principal balance of €111,111 ($115,011), all of which is classified as “Notes payable” on the accompanying consolidated balance sheets.

July 30, 2021 Debt Agreement

On July 30, 2021, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($578,850). The note matures on August 5, 2026 and bears an annual interest rate that applies to 60% of the principal of the note that is based on a 365-day year, of 5.84% plus 3-month Euribor when Euribor is positive (2.92% as of December 31, 2023). Pursuant to the terms of the agreement, there is a nine-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 18 quarterly installments of €27,778 commencing three months from the end of the grace period During the year ended December 31, 2023, the Company repaid €105,747 ($109,459) of the principal. As of December 31, 2023, the Company had accrued interest of €10,905 ($12,063), principal of €316,900 ($350,555), of which $227,065 is classified as “Notes payable – long term portion” on the accompanying consolidated balance sheets. During the year ended December 31, 2024, the Company repaid €109,926 ($113,784) of the principal. As of December 31, 2024, the Company had accrued interest of €15,778 ($16,332), principal of €206,343 ($213,585), of which $94,612 is classified as “Notes payable – long term portion” on the accompanying consolidated balance sheets.

June 9, 2022 Debt Agreement

On June 9, 2022 the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (2.92% as of December 31, 2024). Pursuant to the agreement, there is a 12-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824. During the year ended December 31, 2024, the Company repaid €80,000 ($82,808) of the principal. As of December 31, 2024 and 2023 the Company has accrued interest of €8,352 ($8,645) and €11,043 ($12,215), respectively, and an outstanding balance of €180,000 ($186,318) of which $103,510 and $204,322, respectively, are classified as “Notes payable – long term portion” on the accompanying consolidated balance sheets.

July 14, 2023 Debt Agreement

On July 14, 2023, the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (2.92% as of December 31, 2024). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024. During the year ended December 31, 2024, the Company repaid €162,950 ($168,670) of the principal. As of December 31, 2024 and 2023 the Company has accrued interest of €16,735 ($17,322) and €19,820 ($21,925), respectively, and an outstanding balance of €814,750 ($843,348) and $€977,000 ($1,081,532), of which $618,616 and $897,864, respectively, are classified as “Notes payable – long term portion” on the accompanying consolidated balance sheets.

Cloudscreen

On January 23, 2024, the Company completed the acquisition of Cloudscreen, a cutting-edge Artificial Intelligence (AI) powered platform. The acquisition is pursuant to the purchase agreement announced on October 11, 2023. Cloudscreen is a multimodal platform specialized in drug repurposing, a process that involves uncovering new target proteins or indications for existing drugs for use in treating different diseases. The total purchase price amounted to $637,080 and consisted of 280,000 shares of common stock with a fair value of $319,200 and an amount of $317,880 to be settled in cash during 2024 based on the Promissory Note signed on October 10, 2023. As of December 31, 2024, and December 31, 2023, the Company had an outstanding balance of $279,348 and $317,880 all of which is classified as “Notes payable” on the accompanying consolidated balance sheets.

July 29, 2024 Debt Agreement

On July 29, 2024 the Company entered into an agreement with a third-party lender in the principal amount of €400,000 ($432,760), the “Note”. The Note matures on July 31, 2029 and bears an annual interest rate of 2.58% plus the 3-month Euribor (2.92% as of December 31, 2024). Pursuant to the agreement, there is a six-month grace period for principal and interest repayment. The principal is to be repaid in 18 equal quarterly installments of €22,222 commencing on April 30, 2025. During the 12 months ended December 31, 2024, the Company repaid no principal and accrued interest of €5,957 ($6,445). As of December 31, 2024, and December 31, 2023 the Company an outstanding balance of €400,000 ($414,040) and €0 ($0), of which $345,033 is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets.

December 20, 2024 Debt Agreement

On December 20, 2024 the Company entered into an agreement with a third-party lender in the principal amount of €400,000 ($414,040), the “Note”. The Note matures on December 20, 2027, and bears an annual interest rate of 6% (including the 3-month Euribor of 2.92% as of December 31, 2024). Pursuant to the agreement, there is a six-month grace period for principal repayment. The principal is to be repaid in 6 equal semiannual installments of €66,667 commencing on June 20, 2025. During the 12 months ended December 2024, the Company repaid no principal and had not accrued any interest. As of December 31, 2024, and December 31, 2023 the Company an outstanding balance of €400,000 ($414,040) and €0 ($0), of which $276,027 is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets.

COVID-19 Loans

May 12, 2020 Loan

On May 12, 2020, the Company’s subsidiary, SkyPharm, was granted loan from the Greek government and, on May 22, 2020, received the amount of €300,000 ($366,900). The loan would be repaid in 40 equal monthly installments beginning on July 29, 2022. As a condition to the loan, the Company was required to retain the same number of employees until October 31, 2020. As of December 31, 2023, the principal balance was €121,875 ($134,818). During the year ended December 31, 2024, the Company repaid €18,750 ($19,408) of the principal balance. The outstanding balance is €103,125 ($106,745) as of December 31, 2024.

June 24, 2020 Debt Agreement

On June 24, 2020, the Company’s subsidiary, Decahedron, received a loan £50,000 ($68,310) from the UK government. The loan has a ten-year maturity and bears interest at a rate of 2.5% per annum beginning 12 months after the initial disbursement, which was on July 10, 2020. The Company may prepay this loan without penalty at any time. As of December 31, 2023, the principal balance was £ 40,858 ($52,066). As of December 31, 2024, the principal balance was £ 38,144 ($47,761).

Distribution and Equity Agreement

As discussed in Note 3 above, the Company entered into a Distribution and Equity Acquisition Agreement with Marathon. The Company was appointed the exclusive distributor of the Products (as defined) initially throughout Europe and on a non-exclusive basis wherever else lawfully permitted. As consideration for its services, Company received: (a) a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000.

As discussed in Note 3, the Company attributed no value to the shares received in Marathon pursuant to (a) above. In relation to the CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million). If settlement were to occur on December 31, 2022, the Company would be required to issue 420,471 common shares to settle its debt obligation. The Company could be obligated to potentially issue an unlimited number of common shares to settle its Share-settled debt obligation.

On March 20, 2023, the Company’s legal counsel provided notice to Marathon, that the Company terminated the Distribution and Equity Acquisition agreement pursuant to Section 3.2 and that termination was effective 30 days from the date of the letter.

None of the above loans were made by any related parties.